Document And Entity Information - shares	6 Months Ended
	Sep. 30, 2018	Oct. 12, 2018
Document Information [Line Items]
Entity Registrant Name	NVE CORP /NEW/
Entity Central Index Key	0000724910
Trading Symbol	nvec
Current Fiscal Year End Date	--03-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding (in shares)		4,844,010
Document Type	10-Q
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Small Business	false